BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit facilities line item
Beginning balance	$ 17,300
Net cash flows from financing activities	(792)	$ (402)	$ (684)
Ending balance	18,082	17,300
Corporate borrowings
Disclosure of credit facilities line item
Beginning balance	2,100	2,328
Net cash flows from financing activities	(30)	(314)
Non-cash Acquisitions	0	0
Non-cash Disposal	0	0
Non-cash Other	65	86
Ending balance	2,135	2,100	2,328
Non-recourse borrowings
Disclosure of credit facilities line item
Beginning balance	15,200	14,218
Net cash flows from financing activities	(175)	823
Non-cash Acquisitions	475	319
Non-cash Disposal	0	(196)
Non-cash Other	447	36
Ending balance	$ 15,947	$ 15,200	$ 14,218